Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

Note 5 – Cash and cash equivalents

As at December 31, 2019 and 2018, cash and cash equivalents were primarily held in interest-bearing deposits.

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2019	2018
Cash deposits	$118.7	$60.3
Term deposits	13.4	9.4
	$132.1	$69.7